Post-employment benefits for employees (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (484)	$ (528)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	511	557
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	611	644
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	329	366
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(52)	(61)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	43	43
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(41)	(42)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	41	41
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (41)	$ (42)